UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Severn River Capital Management, LLC
Address: 12 Havemeyer Place
         First Floor
         Greenwich, CT  06830

13F File Number:  28-11087

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christine Glick
Title:     Chief Financial Officer
Phone:     203 971-3600

Signature, Place, and Date of Signing:

     /s/  Christine Glick     Greenwich, CT     February 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $391,094 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALVARION LTD                   SHS              M0861T100     6341  1695577 SH       SOLE                  1695577        0        0
AMAZON COM INC                 COM              023135106    30267   225000 SH  PUT  SOLE                   225000        0        0
APPLE INC                      COM              037833100    15278    72500 SH  CALL SOLE                    72500        0        0
APPLE INC                      COM              037833100    15278    72500 SH  PUT  SOLE                    72500        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    11843     3604 SH       SOLE                     3604        0        0
COMCAST CORP NEW               CL A             20030N101    12762   756937 SH       SOLE                   756937        0        0
FIRST SOLAR INC                COM              336433107     7447    55000 SH  PUT  SOLE                    55000        0        0
FIRST SOLAR INC                COM              336433107    10155    75000 SH  PUT  SOLE                    75000        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     5403    32000 SH  PUT  SOLE                    32000        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     5403    32000 SH  PUT  SOLE                    32000        0        0
GOOGLE INC                     CL A             38259P508    24799    40000 SH  CALL SOLE                    40000        0        0
GOOGLE INC                     CL A             38259P508    24799    40000 SH  PUT  SOLE                    40000        0        0
HARMONIC INC                   COM              413160102     2264   358275 SH       SOLE                   358275        0        0
HELIX ENERGY SOLUTIONS GRP I   COM              42330P107     1293   110000 SH  PUT  SOLE                   110000        0        0
MELLANOX TECHNOLOGIES LTD      SHS              M51363113    10470   554255 SH       SOLE                   554255        0        0
PALM INC NEW                   COM              696643105     5015   500000 SH  PUT  SOLE                   500000        0        0
PALM INC NEW                   COM              696643105     7101   708013 SH       SOLE                   708013        0        0
POPULAR INC                    COM              733174106     8995  3980183 SH       SOLE                  3980183        0        0
SPDR TR                        UNIT SER 1       78462F103   111440  1000000 SH  CALL SOLE                  1000000        0        0
SPDR TR                        UNIT SER 1       78462F103    69650   625000 SH  PUT  SOLE                   625000        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     5091   153654 SH       SOLE                   153654        0        0